Equity Method Investment	12 Months Ended
Dec. 31, 2019
Equity Method Investments And Joint Ventures [Abstract]
Equity Method Investment
8.	EQUITY METHOD INVESTMENT

In June 2015, the Company paid $307,996 to acquire 20% of an investee’s the equity interest. In December 2015, the Company entered a contractual arrangement with a third party to transfer its 15% equity interests in Aishang (Beijing) Fortune Technology Co., Ltd. (“CFO Aishang”), which was previously owned 55% equity interests by the Company. The remaining 40% equity interests in CFO Aishang was recorded as equity method investment at the disposal date, as the Company lost control over CFO Aishang. The fair value of the retained noncontrolling investment of $985,586 was recognized in the consolidated balance sheets, based on the valuation performed by a third party.

The Company recognized a gain from equity method investment of $470 and $391 in the consolidated statement of comprehensive income for the year ended December 31, 2018 and 2019, respectively. The carrying balance of equity method investment was $778,721 and $ 766,583 as of December 31, 2018 and 2019, respectively.

The following table presents changes in equity method investment for the twelve-month period ended December 31, 2018 and 2019, respectively:

	December 31,
	2018	2019
Beginning balance	$817,223	$778,721
Equity method investment income	470	391
Consideration Received on Disposal	—	—
Exchange difference	(38,972)	(12,529)
Ending balance	$778,721	$766,583